Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2022
Receivables [Abstract]
Schedule of accounts receivable consists
	September 30, 2022	September 30, 2021
Accounts receivable	$15,975,717	$16,020,269
Less: allowance for doubtful accounts	(791,827)	(446,527)
Accounts receivable, net	$15,183,890	$15,573,742

Schedule of the company’s accounts receivable and subsequent collection
Accounts Receivable by aging bucket	Balance as of September 30, 2022	Subsequent collection	% of subsequent collection
Less than 3 months	$6,673,685	$4,135,508	62.0%
From 4 to 6 months	6,970,635	5,360,236	76.9%
From 7 to 9 months	1,554,318	1,089,957	70.1%
From 10 to 12 months	285,871	180,564	63.2%
Over 1 year	491,208	152,711	31.1%
Total gross accounts receivable	15,975,717	10,918,976	68.3%
Allowance for doubtful accounts	(791,827)	-
Accounts Receivable, net	$15,183,890	$10,918,976	71.9%

Schedule of allowance for doubtful accounts
	September 30, 2022	September 30, 2021
Beginning balance	$446,527	$639,991
Additions	419,353	-
Bad debt recovery	-	(225,660)
Foreign currency translation adjustments	(74,053)	32,196
Ending balance	$791,827	$446,527